Expense Example	Dec. 31, 2025 USD ($)
Brookfield Global Listed Real Estate Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 591
Expense Example, with Redemption, 3 Years	923
Expense Example, with Redemption, 5 Years	1,277
Expense Example, with Redemption, 10 Years	2,272
Brookfield Global Listed Real Estate Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	675
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	2,562
Brookfield Global Listed Real Estate Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,411
Brookfield Global Listed Infrastructure Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	596
Expense Example, with Redemption, 3 Years	919
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	2,238
Brookfield Global Listed Infrastructure Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	675
Expense Example, with Redemption, 5 Years	1,174
Expense Example, with Redemption, 10 Years	2,547
Brookfield Global Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,426
Brookfield Next Generation Infrastructure Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	596
Expense Example, with Redemption, 3 Years	1,043
Expense Example, with Redemption, 5 Years	1,516
Expense Example, with Redemption, 10 Years	2,818
Brookfield Next Generation Infrastructure Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,469
Expense Example, with Redemption, 10 Years	3,203
Brookfield Next Generation Infrastructure Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	2,198
Oaktree Emerging Markets Equity Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	593
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,229
Expense Example, with Redemption, 10 Years	2,158
Oaktree Emerging Markets Equity Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	300
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,155
Expense Example, with Redemption, 10 Years	2,507
Oaktree Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	356
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	$ 1,424